INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA SmallCap Momentum ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500 Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500 Momentum ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco Solar ETF

(each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Principal Risks of Investing in the Funds”:

Additionally, a Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Principal Risks of Investing in the Funds”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to a Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Additional Risks of Investing in the Funds”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Please Retain This Supplement for Future Reference.

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